Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Details) - Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EXPENSES
General and administrative expenses	$ 2,335	$ 3,258	$ 7,078
Operating loss	(588)	9,233	(52,774)
OTHER (EXPENSES) / INCOME
Interest and finance costs	450	7,443	9,345
Loss / (gain) on derivative financial instruments	(3,866)	171	447
Interest income	74	131	175
Other, net	(6)	(342)	(1,593)
Total Other (expenses)/income, net	(3,484)	7,825	11,210
Net Income / (loss)	2,896	1,408	(63,984)
(Loss)/earnings per common share, basic (in Dollars per share)	$ 0.22	$ 0.58	$ (26.36)
(Loss)/earnings per common share, diluted (in Dollars per share)	$ 0.18	$ 0.58	$ (26.36)
Parent Company [Member]
EXPENSES
General and administrative expenses	2,369	2,865	5,635
Foreign currency gains, net	(32)	23	59
Gain on sale of vessels		(1,591)
Operating loss	(2,337)	(1,297)	(5,694)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(17)	(1,919)	(2,059)
Loss / (gain) on derivative financial instruments	3,877	(2)	24
Interest income	63	56	0
Other, net		(2)	688
Total Other (expenses)/income, net	3,923	(1,867)	(1,347)
Equity in earnings / (loss) of subsidiaries	1,310	4,571	(56,943)
Net Income / (loss)	$ 2,896	$ 1,407	$ (63,984)
(Loss)/earnings per common share, basic (in Dollars per share)	$ 0.22	$ 0.58	$ (26.36)
(Loss)/earnings per common share, diluted (in Dollars per share)	$ 0.18	$ 0.58	$ (26.36)